SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease payments	$ 150,396
Financial liabilities	135,932
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Lease payments	54,569
Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	54,569
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Lease payments	20,243
Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	28,523
Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	51,986
Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	854
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	100,595
Not later than one year [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	47,402
Not later than one year [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	1,697
Not later than one year [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	50,642
Not later than one year [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	854
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	13,155
Later than one year and not later than two years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	7,167
Later than one year and not later than two years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	4,644
Later than one year and not later than two years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	1,344
Later than one year and not later than two years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	13,147
Later than three years and not later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than three years and not later than five years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	13,147
Later than three years and not later than five years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than three years and not later than five years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	9,035
Later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than five years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments	9,035
Later than five years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments
Later than five years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Lease payments